RAINWATER EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.8%
Communication Services - 5.4%
Advertising - 0.9%
NIQ Global Intelligence PLC (a)	14,619	$159,786

Interactive Media & Services - 4.5%
Alphabet, Inc. - Class A	2,034	782,683
Total Communication Services		942,469

Consumer Discretionary - 5.9%
Broadline Retail - 3.3%
Amazon.com, Inc. (a)	2,173	575,976

Hotels, Resorts & Cruise Lines - 2.6%
Hilton Worldwide Holdings, Inc.	1,387	449,485
Total Consumer Discretionary		1,025,461

Consumer Staples - 0.9%
Packaged Foods & Meats - 0.9%
Mama's Creations, Inc. (a)	11,092	157,396

Financials - 8.1%
Financial Exchanges & Data - 2.7%
Tel Aviv Stock Exchange Ltd.	9,130	460,565

Multi-Sector Holdings - 2.4%
Berkshire Hathaway, Inc. - Class B (a)	897	424,819

Transaction & Payment Processing Services - 3.0%
Jack Henry & Associates, Inc.	1,746	268,448
Mastercard, Inc. - Class A	519	261,015
		529,463
Total Financials		1,414,847

Health Care - 1.5%
Life Sciences Tools & Services - 1.5%
Mettler-Toledo International, Inc. (a)	207	264,258

Industrials - 35.8% (b)
Aerospace & Defense - 20.6%
Curtiss-Wright Corp.	463	333,453
General Electric Co.	1,907	552,896

RAINWATER EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
HEICO Corp.	2,931	$791,135
Innovative Solutions and Support, Inc. (a)	11,575	254,650
Loar Holdings, Inc. (a)	18,147	1,018,410
TransDigm Group, Inc.	406	470,952
VSE Corp.	954	163,783
		3,585,279
Construction & Engineering - 3.9%
API Group Corp. (a)	15,047	687,949

Electrical Components & Equipment - 2.1%
AMETEK, Inc.	1,532	360,786

Trading Companies & Distributors - 9.2%
AddTech AB - Class B	9,569	345,542
Diploma PLC	13,291	1,255,148
		1,600,690
Total Industrials		6,234,704

Information Technology - 30.9% (b)
Application Software - 1.6%
Constellation Software, Inc.	157	285,936

Communications Equipment - 7.0%
BK Technologies Corp. (a)	3,546	341,693
Cisco Systems, Inc.	7,143	653,584
Motorola Solutions, Inc.	496	217,759
		1,213,036
Electronic Components - 3.9%
Amphenol Corp. - Class A	4,587	675,527

Semiconductors - 10.4%
Broadcom, Inc.	1,461	609,865
Intel Corp. (a)	6,408	605,428
NVIDIA Corp.	2,965	591,725
		1,807,018
Systems Software - 1.3%
Microsoft Corp.	548	223,463

Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	2,555	693,299
GPGI, Inc.	31,108	479,997
		1,173,296
Total Information Technology		5,378,276

RAINWATER EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Materials - 1.3%
Specialty Chemicals - 1.3%
Perimeter Solutions, Inc. (a)	7,567	$229,280
TOTAL COMMON STOCKS (Cost $14,454,919)		15,646,691

EXCHANGE TRADED FUNDS - 4.1%
Invesco S&P 500 Equal Weight ETF	3,478	707,564
TOTAL EXCHANGE TRADED FUNDS (Cost $682,804)		707,564

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.2%
First American Government Obligations Fund - Class X, 3.58% (c)	1,080,496	1,080,496
TOTAL MONEY MARKET FUNDS (Cost $1,080,496)		1,080,496

TOTAL INVESTMENTS - 100.1% (Cost $16,218,219)		$17,434,751
Liabilities in Excess of Other Assets - (0.1)%		(12,313)
TOTAL NET ASSETS - 100.0%		$17,422,438

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

RAINWATER EQUITY ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

Rainwater Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$15,646,691	$—	$—	$15,646,691
Exchange Traded Funds	707,564	—	—	707,564
Money Market Funds	1,080,496	—	—	1,080,496
Total Investments	$17,434,751	$—	$—	$17,434,751

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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